Reporting Segments (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Retail Banking [Member]
Reporting Segments (Textual)
Revenue	$ 1,200
Middle Market [Member] | Bottom of range [Member]
Reporting Segments (Textual)
Revenue	1,200
Middle Market [Member] | Top of range [Member]
Reporting Segments (Textual)
Revenue	1,200
GlobalCorporateBanking1[Member]
Reporting Segments (Textual)
Revenue	$ 10,000